Related Party Transactions and Balances - Schedule of Related Party Transactions and Balances (Details)	6 Months Ended
	May 31, 2026 USD ($)	May 31, 2026 HKD ($)	Nov. 30, 2025 HKD ($)
Related Party [Member]
Schedule of Fund Advance to Director and Related Parties [Line Items]
Fund advance from director and related parties, Total	$ 1,757,426	$ 13,772,246	$ 21,264,851
Ms. Wai Lau [Member]
Schedule of Fund Advance to Director and Related Parties [Line Items]
Fund advance from director and related parties, Relationship	Ms. Wai Lau is a director, and shareholder of the Company
Fund advance from director and related parties, Total	$ 1,757,426	$ 13,772,246	$ 21,264,851